Call Money and Funds Purchased (Summary of Funds Transactions) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Call Loans and Funds Sold and Call Money and Funds Purchased [Line Items]
Outstanding at end of fiscal year, Amount	¥ 3,668,986	¥ 3,417,455
Outstanding at end of fiscal year, Principal range of maturities	1 day to 30 days	1 day to 30 days
Outstanding at end of fiscal year, Weighted average interest rate	0.17%	0.18%